UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22969

Palmer Squre Opportunistic Income Fund

(Exact name of registrant as specified in charter)

2000 Shawnee Mission Parkway Suite 300

Mission Woods, KS 66205

(Address of principal executive offices) (Zip code)

Anne J. Dorian

Senior Regulatory Counsel

2000 Shawnee Mission Parkway, Suite 300

Mission Woods, KS 66205

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 870-3088

Date of fiscal year end: July 31

Date of reporting period: April 30, 2018

Item 1. Schedule of Investments.

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	Bank Loans – 4.2%
$300,000	Altisource Sarl 6.308% (US LIBOR+400 basis points), 4/3/2024[1,2,3,4]	$299,000
275,000	Asurion LLC 7.901% (US LIBOR+600 basis points), 8/4/2025[1,2,4]	283,250
471,679	Calceus Acquisition, Inc. 5.880% (US LIBOR+400 basis points), 2/1/2020[1,2,4]	470,500
325,000	CHS/Community Health Systems, Inc. 3.750% (US LIBOR+300 basis points), 12/31/2019[1,2,4,5]	320,404
413,522	Ditech Holding Corp. 7.901% (US LIBOR+600 basis points), 6/30/2022[1,4]	389,745
298,125	Fairmount Santrol, Inc. 8.302% (US LIBOR+600 basis points), 11/1/2022[1,2,4]	302,224
250,000	Idera, Inc. 10.880% (US LIBOR+900 basis points), 6/27/2025[1,2,4]	253,750
650,000	Isagenix International LLC 6.750% (US LIBOR+575 basis points), 4/26/2025[1,2,4,5]	653,250
325,000	Janus International Group LLC 8.750% (US LIBOR+775 basis points), 2/15/2026[1,2,4,5]	323,375
225,000	Mayfield Agency Borrower, Inc. 10.401% (US LIBOR+850 basis points), 2/28/2026[1,2,4]	225,563
300,000	McAfee LLC 10.148% (US LIBOR+850 basis points), 9/28/2025[1,2,4]	305,437
300,000	Neustar, Inc. 10.302% (US LIBOR+800 basis points), 8/8/2025[1,2,4,5]	300,187
181,250	Red Ventures LLC 9.335% (US LIBOR+800 basis points), 11/8/2025[1,2,4,6]	185,102
210,000	SRS Distribution, Inc. 10.651% (US LIBOR+875 basis points), 2/24/2023[1,2,4]	216,563
650,000	U.S. Silica Co. 5.000% (US LIBOR+400 basis points), 4/27/2025[1,4,5]	657,312
401,098	Windstream Services LLC 5.240% (US LIBOR+400 basis points), 3/30/2021[1,2,4]	384,721

	Total Bank Loans (Cost $5,474,201)	5,570,383

	Bonds – 92.7%
	Asset-Backed Securities – 81.5%
2,500,000	A Voce CLO Ltd. Series 2014-1A, Class C, 5.848% (LIBOR 3 Month+350 basis points), 7/15/2026[1,2,7]	2,504,542
500,000	ALM V Ltd. Series 2012-5A, Class CR3, 4.434% (LIBOR 3 Month+270 basis points), 10/18/2027[1,2,7]	499,288

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Asset-Backed Securities (Continued)
$1,900,000	ALM VII Ltd. Series 2012-7A, Class DR, 9.448% (LIBOR 3 Month+710 basis points), 10/15/2028[1,2,7]	$1,947,117
1,250,000	ALM VII R Ltd. Series 2013-7RA, Class CR, 6.388% (LIBOR 3 Month+404 basis points), 10/15/2028[1,2,7]	1,276,597
1,250,000	ALM XII Ltd. Series 2015-12A, Class C1R, 5.548% (LIBOR 3 Month+320 basis points), 4/16/2027[1,2,7]	1,252,017
500,000	ALM XVI Ltd./ALM XVI LLC Series 2015-16A, Class C1R, 5.548% (LIBOR 3 Month+320 basis points), 7/15/2027[1,2,7]	501,070
1,425,000	Annisa CLO Ltd. Series 2016-2A, Class E, 9.609% (LIBOR 3 Month+725 basis points), 7/20/2028[1,2,7]	1,437,197
1,050,000	Apidos CLO XI Series 2012-11A, Class DR, 6.403% (LIBOR 3 Month+405 basis points), 1/17/2028[1,2,7]	1,055,991
750,000	Apidos CLO XVI Series 2013-16A, Class CR, 5.355% (LIBOR 3 Month+300 basis points), 1/19/2025[1,2,7]	750,360
500,000	Apidos CLO XVII Series 2014-17A, Class D, 7.103% (LIBOR 3 Month+475 basis points), 4/17/2026[1,2,7]	500,098
750,000	Apidos CLO XVIII Series 2014-18A, Class E, 8.362% (LIBOR 3 Month+600 basis points), 7/22/2026[1,2,7]	751,967
750,000	Apidos CLO XX Series 2015-20A, Class E, 8.898% (LIBOR 3 Month+655 basis points), 1/16/2027[1,2,7]	752,679
	Apidos CLO XXI
500,000	Series 2015-21A, Class C, 5.905% (LIBOR 3 Month+355 basis points), 7/18/2027[1,2,7]	501,272
500,000	Series 2015-21A, Class E, 8.805% (LIBOR 3 Month+645 basis points), 7/18/2027[1,2,7]	475,832
375,000	Ares XXXIX CLO Ltd. Series 2016-39A, Class D, 6.655% (LIBOR 3 Month+430 basis points), 7/18/2028[1,2,7]	380,111
625,000	Avery Point IV CLO Ltd. Series 2014-1A, Class D, 5.860% (LIBOR 3 Month+350 basis points), 4/25/2026[1,2,7]	626,164
	Babson CLO Ltd.
1,000,000	Series 2014-3A, Class D1, 5.848% (LIBOR 3 Month+350 basis points), 1/15/2026[1,2,7]	1,000,354

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Asset-Backed Securities (Continued)
$750,000	Series 2014-IIA, Class D, 5.953% (LIBOR 3 Month+360 basis points), 10/17/2026[1,2,7]	$751,394
750,000	Series 2013-IA, Class DR, 4.909% (LIBOR 3 Month+255 basis points), 1/20/2028[1,2,7]	746,250
500,000	Barings CLO Ltd. Series 2016-3A, Class D, 9.598% (LIBOR 3 Month+725 basis points), 1/15/2028[1,2,7]	513,393
1,250,000	Series 2017-1A, Class E, 8.355% (LIBOR 3 Month+600 basis points), 7/18/2029[1,2,7]	1,265,814
550,000	Battalion CLO IX Ltd. Series 2015-9A, Class D, 6.248% (LIBOR 3 Month+390 basis points), 7/15/2028[1,2,7]	552,034
1,000,000	Bean Creek CLO Ltd. Series 2015-1A, Class ER, 8.109% (LIBOR 3 Month+575 basis points), 4/20/2031[1,2,7]	1,005,016
750,000	Benefit Street Partners CLO II Ltd. Series 2013-IIA, Class DR, 8.898% (LIBOR 3 Month+655 basis points), 7/15/2029[1,2,7]	760,409
1,500,000	Benefit Street Partners CLO III Ltd. Series 2013-IIIA, Class DR, 8.959% (LIBOR 3 Month+660 basis points), 7/20/2029[1,2,7]	1,522,021
	Benefit Street Partners CLO IV Ltd.
500,000	Series 2014-IVA, Class CR, 6.409% (LIBOR 3 Month+405 basis points), 1/20/2029[1,2,7]	506,135
1,750,000	Series 2014-IVA, Class DR, 9.609% (LIBOR 3 Month+725 basis points), 1/20/2029[1,2,7]	1,799,333
500,000	Benefit Street Partners CLO V Ltd. Series 2014-VA, Class D, 5.909% (LIBOR 3 Month+355 basis points), 10/20/2026[1,2,7]	500,000
	Benefit Street Partners CLO V-B Ltd.
750,000	Series 2018-5BA, Class C, 5.047% (LIBOR 3 Month+293 basis points), 4/20/2031[1,2,7]	746,250
1,750,000	Series 2018-5BA, Class D, 8.067% (LIBOR 3 Month+595 basis points), 4/20/2031[1,2,7]	1,715,000
1,000,000	Benefit Street Partners CLO XII Ltd. Series 2017-12A, Class D, 8.758% (LIBOR 3 Month+641 basis points), 10/15/2030[1,2,7]	1,007,540
925,000	Betony CLO Ltd. Series 2015-1A, Class D, 5.948% (LIBOR 3 Month+360 basis points), 4/15/2027[1,2,7]	927,157

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Asset-Backed Securities (Continued)
	BlueMountain CLO Ltd.
$500,000	Series 2013-3A, Class DR, 5.259% (LIBOR 3 Month+290 basis points), 10/29/2025[1,2,7]	$500,900
750,000	Series 2014-2A, Class DR, 5.359% (LIBOR 3 Month+300 basis points), 7/20/2026[1,2,7]	751,551
750,000	Series 2013-1A, Class DR, 9.859% (LIBOR 3 Month+750 basis points), 1/20/2029[1,2,7]	770,572
500,000	Series 2013-2A, Class DR, 5.262% (LIBOR 3 Month+290 basis points), 10/22/2030[1,2,7]	498,170
750,000	Series 2013-2A, Class ER, 8.662% (LIBOR 3 Month+630 basis points), 10/22/2030[1,2,7]	772,969
750,000	Series 2016-1A, Class E, 9.659% (LIBOR 3 Month+730 basis points), 4/20/2027[1,2,7]	752,480
500,000	Bowman Park CLO Ltd. Series 2014-1A, Class D1R, 5.270% (LIBOR 3 Month+335 basis points), 11/23/2025[1,2,7]	500,591
	Carlyle Global Market Strategies CLO Ltd.
1,000,000	Series 2014-2A, Class F, 7.339% (LIBOR 3 Month+550 basis points), 5/15/2025[1,2,7]	999,769
500,000	Series 2014-5A, Class CR, 5.468% (LIBOR 3 Month+312 basis points), 10/16/2025[1,2,7]	501,347
500,000	Carlyle U.S. CLO Ltd. Series 2016-4A, Class D, 9.259% (LIBOR 3 Month+690 basis points), 10/20/2027[1,2,7]	508,010
	Catamaran CLO Ltd.
2,500,000	Series 2014-2A, Class C, 5.855% (LIBOR 3 Month+350 basis points), 10/18/2026[1,2,7]	2,511,834
1,000,000	Series 2013-1A, Class DR, 5.166% (LIBOR 3 Month+280 basis points), 1/27/2028[1,2,7]	1,001,427
1,000,000	Series 2016-1A, Class C, 6.205% (LIBOR 3 Month+385 basis points), 1/18/2029[1,2,7]	1,008,708
750,000	Cent CLO Series 2012-16A, Class DR, 7.763% (LIBOR 3 Month+599 basis points), 8/1/2024[1,2,7]	752,047
	CIFC Funding Ltd.
500,000	Series 2014-3A, Class DR, 5.512% (LIBOR 3 Month+315 basis points), 7/22/2026[1,2,7]	501,064
500,000	Series 2013-1A, Class DR, 8.998% (LIBOR 3 Month+665 basis points), 7/16/2030[1,2,7]	506,099
500,000	Clear Creek CLO Ltd. Series 2015-1A, Class DR, 5.309% (LIBOR 3 Month+295 basis points), 10/20/2030[1,2,7]	500,651

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Asset-Backed Securities (Continued)
$625,000	Covenant Credit Partners CLO II Ltd. Series 2014-2A, Class D, 6.003% (LIBOR 3 Month+365 basis points), 10/17/2026[1,2,7]	$626,928
2,625,000	Dryden 33 Senior Loan Fund Series 2014-33A, Class ER, 9.888% (LIBOR 3 Month+754 basis points), 10/15/2028[1,2,7]	2,714,939
	Dryden 34 Senior Loan Fund
790,000	Series 2014-34A, Class DR, 5.748% (LIBOR 3 Month+340 basis points), 10/15/2026[1,2,7]	790,000
288,000	Series 2014-34A, Class F, 8.148% (LIBOR 3 Month+580 basis points), 10/15/2026[1,2,7]	288,000
	Dryden 36 Senior Loan Fund
1,750,000	Series 2014-36A, Class DR, 6.588% (LIBOR 3 Month+424 basis points), 1/15/2028[1,2,7]	1,766,627
850,000	Series 2014-36A, Class ER, 10.148% (LIBOR 3 Month+780 basis points), 1/15/2028[1,2,7]	875,346
	Dryden 40 Senior Loan Fund
500,000	Series 2015-40A, Class D, 5.539% (LIBOR 3 Month+370 basis points), 8/15/2028[1,2,7]	501,558
2,000,000	Series 2015-40A, Class F, 9.239% (LIBOR 3 Month+740 basis points), 8/15/2028[1,2,7]	2,012,474
	Dryden 43 Senior Loan Fund
500,000	Series 2016-43A, Class D, 6.459% (LIBOR 3 Month+410 basis points), 7/20/2029[1,2,7]	509,312
1,000,000	Series 2016-43A, Class E, 9.609% (LIBOR 3 Month+725 basis points), 7/20/2029[1,2,7]	1,020,282
	Dryden 45 Senior Loan Fund
500,000	Series 2016-45A, Class D, 6.198% (LIBOR 3 Month+385 basis points), 7/15/2027[1,2,7]	502,872
1,500,000	Series 2016-45A, Class E, 9.198% (LIBOR 3 Month+685 basis points), 7/15/2027[1,2,7]	1,521,576
500,000	Dryden 49 Senior Loan Fund Series 2017-49A, Class D, 6.005% (LIBOR 3 Month+365 basis points), 7/18/2030[1,2,7]	505,068
1,525,000	Dryden 50 Senior Loan Fund Series 2017-50A, Class E, 8.608% (LIBOR 3 Month+626 basis points), 7/15/2030[1,2,7]	1,561,981
1,000,000	Dryden XXV Senior Loan Fund Series 2012-25A, Class DRR, 5.348% (LIBOR 3 Month+300 basis points), 10/15/2027[1,2,7]	1,002,375
	Eaton Vance CLO Ltd.
1,000,000	Series 2013-1A, Class CR, 6.598% (LIBOR 3 Month+425 basis points), 1/15/2028[1,2,7]	1,010,686

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Asset-Backed Securities (Continued)
$500,000	Series 2013-1A, Class DR, 9.948% (LIBOR 3 Month+760 basis points), 1/15/2028[1,2,7]	$515,609
250,000	Emerson Park CLO Ltd. Series 2013-1A, Class DR, 5.748% (LIBOR 3 Month+340 basis points), 7/15/2025[1,2,7]	250,377
1,000,000	Galaxy XIX CLO Ltd. Series 2015-19A, Class D1R, 8.889% (LIBOR 3 Month+653 basis points), 7/24/2030[1,2,7]	1,021,918
2,250,000	Galaxy XV CLO Ltd. Series 2013-15A, Class ER, 8.993% (LIBOR 3 Month+665 basis points), 10/15/2030[1,2,7]	2,328,402
550,000	Greywolf CLO III Ltd. Series 2014-1A, Class CR, 5.562% (LIBOR 3 Month+320 basis points), 4/22/2026[1,2,7]	551,943
750,000	Greywolf CLO IV Ltd. Series 2014-2A, Class CR, 5.753% (LIBOR 3 Month+340 basis points), 1/17/2027[1,2,7]	751,595
1,000,000	Highbridge Loan Management Ltd. Series 2013-2A, Class DR, 8.959% (LIBOR 3 Month+660 basis points), 10/20/2029[1,2,7]	1,017,773
1,000,000	Jamestown CLO III Ltd. Series 2013-3A, Class C, 5.648% (LIBOR 3 Month+330 basis points), 1/15/2026[1,2,7]	1,002,667
1,750,000	LCM XV LP Series 15A, Class ER, 8.245% (LIBOR 3 Month+650 basis points), 7/20/2030[1,2,7]	1,803,648
675,000	Madison Park Funding XI Ltd. Series 2013-11A, Class DR, 5.612% (LIBOR 3 Month+325 basis points), 7/23/2029[1,2,7]	676,529
500,000	Madison Park Funding XIV Ltd. Series 2014-14A, Class DR, 5.609% (LIBOR 3 Month+325 basis points), 7/20/2026[1,2,7]	497,961
	Madison Park Funding XIX Ltd.
1,250,000	Series 2015-19A, Class CR, 4.512% (LIBOR 3 Month+215 basis points), 1/22/2028[1,2,7]	1,250,913
1,960,000	Series 2015-19A, Class DR, 6.712% (LIBOR 3 Month+435 basis points), 1/22/2028[1,2,7]	1,935,297
625,000	Madison Park Funding XVI Ltd. Series 2015-16A, Class C, 6.059% (LIBOR 3 Month+370 basis points), 4/20/2026[1,2,7]	628,892
500,000	Madison Park Funding XXII Ltd. Series 2016-22A, Class E, 9.010% (LIBOR 3 Month+665 basis points), 10/25/2029[1,2,7]	508,172

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Asset-Backed Securities (Continued)
$750,000	Magnetite IX Ltd. Series 2014-9A, Class CR, 5.460% (LIBOR 3 Month+310 basis points), 7/25/2026[1,2,7]	$750,757
1,500,000	Magnetite VIII Ltd. Series 2014-8A, Class E, 7.298% (LIBOR 3 Month+495 basis points), 4/15/2026[1,2,7]	1,503,427
	Mountain View CLO LLC
625,000	Series 2016-1A, Class D, 6.348% (LIBOR 3 Month+400 basis points), 1/14/2029[1,2,7]	631,754
875,000	Series 2016-1A, Class E, 9.348% (LIBOR 3 Month+700 basis points), 1/14/2029[1,2,7]	896,396
1,050,000	Neuberger Berman CLO XIV Ltd. Series 2013-14A, Class DR, 6.009% (LIBOR 3 Month+365 basis points), 1/28/2030[1,2,7]	1,057,019
2,000,000	Neuberger Berman CLO XVII Ltd. Series 2014-17A, Class ER, 8.912% (LIBOR 3 Month+655 basis points), 4/22/2029[1,2,7]	2,053,513
250,000	Octagon Investment Partners 26 Ltd. Series 2016-1A, Class E, 10.198% (LIBOR 3 Month+785 basis points), 4/15/2027[1,2,7]	251,929
2,125,000	Octagon Investment Partners 29 Ltd. Series 2016-1A, Class E, 8.909% (LIBOR 3 Month+655 basis points), 1/24/2028[1,2,7]	2,174,750
1,000,000	OZLM Funding III Ltd. Series 2013-3A, Class CR, 6.612% (LIBOR 3 Month+425 basis points), 1/22/2029[1,2,7]	1,009,504
1,500,000	OZLM Funding IV Ltd. Series 2013-4A, Class D1R, 8.662% (LIBOR 3 Month+630 basis points), 10/22/2030[1,2,7]	1,522,324
1,250,000	OZLM VI Ltd. Series 2014-6A, Class CS, 5.483% (LIBOR 3 Month+313 basis points), 4/17/2031[1,2,7]	1,243,747
1,390,000	OZLM XI Ltd. Series 2015-11A, Class DR, 9.359% (LIBOR 3 Month+700 basis points), 10/30/2030[1,2,7]	1,434,813
875,000	OZLM XIV Ltd. Series 2015-14A, Class C, 6.698% (LIBOR 3 Month+435 basis points), 1/15/2029[1,2,7]	877,251
625,000	OZLM XXII Ltd. Series 2018-22A, Class C, 4.365% (LIBOR 3 Month+265 basis points), 1/17/2031[1,2,7]	623,438
1,250,000	Recette CLO Ltd. Series 2015-1A, Class DR, 5.109% (LIBOR 3 Month+275 basis points), 10/20/2027[1,2,7]	1,252,950

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Asset-Backed Securities (Continued)
	Riserva CLO Ltd.
$1,000,000	Series 2016-3A, Class D, 6.255% (LIBOR 3 Month+390 basis points), 10/18/2028[1,2,7]	$1,006,697
750,000	Series 2016-3A, Class E, 9.105% (LIBOR 3 Month+675 basis points), 10/18/2028[1,2,7]	767,796
500,000	TCI-Symphony CLO Ltd. Series 2017-1A, Class E, 8.798% (LIBOR 3 Month+645 basis points), 7/15/2030[1,2,7]	509,938
500,000	THL Credit Wind River Ltd. Series 2016-1A, Class E, 9.848% (LIBOR 3 Month+750 basis points), 7/15/2028[1,2,7]	505,049
	Upland CLO Ltd.
625,000	Series 2016-1A, Class A1A, 3.959% (LIBOR 3 Month+160 basis points), 4/20/2028[1,2,7]	625,000
500,000	Series 2016-1A, Class D, 10.609% (LIBOR 3 Month+825 basis points), 4/20/2028[1,2,7]	500,000
	Voya CLO Ltd.
1,750,000	Series 2014-3A, Class CR, 5.010% (LIBOR 3 Month+265 basis points), 7/25/2026[1,2,7]	1,752,209
625,000	Series 2014-4A, Class CR, 5.348% (LIBOR 3 Month+300 basis points), 10/14/2026[1,2,7]	626,791
250,000	Series 2015-3A, Class E, 8.859% (LIBOR 3 Month+650 basis points), 10/20/2027[1,2,7]	247,673
1,250,000	Series 2016-2A, Class D, 9.305% (LIBOR 3 Month+695 basis points), 7/19/2028[1,2,7]	1,283,568
625,000	Series 2014-2A, Class DR, 8.653% (LIBOR 3 Month+630 basis points), 4/17/2030[1,2,7]	630,191
500,000	Series 2013-1A, Class CR, 5.298% (LIBOR 3 Month+295 basis points), 10/15/2030[1,2,7]	501,257
1,250,000	Series 2013-1A, Class DR, 8.828% (LIBOR 3 Month+648 basis points), 10/15/2030[1,2,7]	1,288,337
1,500,000	Series 2016-1A, Class DR, 7.609% (LIBOR 3 Month+525 basis points), 1/20/2031[1,2,7]	1,493,250
1,250,000	Series 2013-2A, Class CR, 5.094% (LIBOR 3 Month+275 basis points), 4/25/2031[1,2,7]	1,248,350
250,000	West CLO Ltd. Series 2014-2A, Class CR, 4.998% (LIBOR 3 Month+265 basis points), 1/16/2027[1,2,7]	249,544
1,000,000	Westcott Park CLO Ltd. Series 2016-1A, Class D, 6.709% (LIBOR 3 Month+435 basis points), 7/20/2028[1,2,7]	1,016,512

	Total Asset-Backed Securities (Cost $107,213,533)	107,356,045

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	Commercial Mortgage-Backed Securities – 1.7%
$530,000	COMM Mortgage Trust Series 2012-CR5, Class E, 4.464%, 12/10/2045[2,7,8]	$473,032
500,000	Series 2013-CR13, Class D, 4.902%, 11/10/2046[2,7,8]	453,014
500,000	JPMBB Commercial Mortgage Securities Trust Series 2014-C24, Class D, 4.070%, 11/15/2047[2,7,8]	426,317
550,000	Series 2016-C2, Class D, 3.555%, 6/15/2049[2,7,8]	452,525
400,000	Morgan Stanley Capital I Trust 2011-C3 Series 2011-C3, Class F, 5.327%, 7/15/2049[2,7,8]	378,644

	Total Commercial Mortgage-Backed Securities (Cost $2,191,461)	2,183,532

	Corporate – 8.1%
	Basic Materials – 0.3%
275,000	Freeport-McMoRan, Inc. 4.000%, 11/14/2021	275,000
180,000	Rain CII Carbon LLC / CII Carbon Corp. 7.250%, 4/1/2025[2,7]	186,300
		461,300
	Communications – 0.8%
175,000	Cincinnati Bell, Inc. 7.000%, 7/15/2024[2,7]	161,420
275,000	EIG Investors Corp. 10.875%, 2/1/2024[2]	299,750
	Verizon Communications, Inc.
200,000	2.948% (LIBOR 3 Month+77 basis points), 6/17/2019[1]	201,402
361,000	2.454% (LIBOR 3 Month+55 basis points), 5/22/2020[1]	363,166
		1,025,738
	Consumer, Cyclical – 0.9%
500,000	American Honda Finance Corp. 1.950%, 7/20/2020	488,797
150,000	Ferrellgas LP / Ferrellgas Finance Corp. 6.750%, 1/15/2022[2]	142,125
275,000	Golden Nugget, Inc. 6.750%, 10/15/2024[2,7]	279,813
275,000	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. 6.750%, 11/15/2021[2,7]	284,625
		1,195,360
	Consumer, Non-cyclical – 1.7%
500,000	Allergan Funding SCS 3.326% (LIBOR 3 Month+126 basis points), 3/12/2020[1,3]	505,753

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Corporate (Continued)
	Consumer, Non-cyclical (Continued)
$575,000	Campbell Soup Co. 2.645% (LIBOR 3 Month+50 basis points), 3/16/2020[1]	$576,530
500,000	Church & Dwight Co., Inc. 2.510% (LIBOR 3 Month+15 basis points), 1/25/2019[1]	500,040
150,000	General Mills, Inc. 2.893% (LIBOR 3 Month+54 basis points), 4/16/2021[1]	150,665
500,000	Western Union Co. 2.704% (LIBOR 3 Month+80 basis points), 5/22/2019[1]	501,682
		2,234,670
	Energy – 1.2%
174,000	California Resources Corp. 8.000%, 12/15/2022[2,7]	150,510
250,000	Calumet Specialty Products Partners LP / Calumet Finance Corp. 6.500%, 4/15/2021[2]	248,125
200,000	Denbury Resources, Inc. 9.000%, 5/15/2021[2,7]	210,000
300,000	Energy Transfer Equity LP 7.500%, 10/15/2020	322,125
150,000	Murray Energy Corp. 11.250%, 4/15/2021[2,7]	66,000
500,000	Valero Energy Corp. 6.125%, 2/1/2020	525,388
		1,522,148
	Financial – 1.1%
275,000	Acrisure LLC / Acrisure Finance, Inc. 7.000%, 11/15/2025[2,7]	260,618
150,000	ASP AMC Merger Sub, Inc. 8.000%, 5/15/2025[2,7]	135,375
200,000	AssuredPartners, Inc. 7.000%, 8/15/2025[2,7]	198,000
300,000	Compass Diversified Holdings / Compass Group Diversified Holdings LLC 8.000%, 5/1/2026[2,7]	298,500
575,000	New York Life Global Funding 2.000%, 4/9/2020[7]	564,210
		1,456,703
	Industrial – 1.0%
125,000	Atrium Windows & Doors, Inc. 7.750%, 5/1/2019[2,7]	125,000
225,000	Avolon Holdings Funding Ltd. 5.500%, 1/15/2023[2,3,7]	225,000

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Corporate (Continued)
	Industrial (Continued)
$500,000	Textron, Inc. 2.361% (LIBOR 3 Month+55 basis points), 11/10/2020[1,2]	$500,229
500,000	Vulcan Materials Co. 2.570% (LIBOR 3 Month+65 basis points), 3/1/2021[1]	501,031
		1,351,260
	Technology – 1.1%
125,000	BMC Software Finance, Inc. 8.125%, 7/15/2021[2,7]	125,313
300,000	Everi Payments, Inc. 7.500%, 12/15/2025[2,7]	304,500
500,000	Hewlett Packard Enterprise Co. 4.251% (LIBOR 3 Month+193 basis points), 10/5/2018[1]	503,679
300,000	West Corp. 8.500%, 10/15/2025[2,7]	291,000
275,000	Western Digital Corp. 4.750%, 2/15/2026[2]	271,562
		1,496,054
	Total Corporate (Cost $10,807,623)	10,743,233

	Residential Mortgage-Backed Securities – 1.4%
170,000	Bayview Financial Mortgage Pass-Through Trust Series 2006-A, Class M4, 2.651% (LIBOR 1 Month+75 basis points), 2/28/2041[1,2]	160,206
402,893	RBSHD Trust Series 2013-1A, Class A, 7.685%, 10/25/2047[2,7,9]	398,786
750,000	VOLT LXIII LLC Series 2017-NP10, Class A2, 4.625%, 10/25/2047[2,7,9]	740,747
529,160	VOLT XXV LLC Series 2015-NPL8, Class A2, 4.500%, 6/26/2045[2,7,9]	530,091

	Total Residential Mortgage-Backed Securities (Cost $1,831,835)	1,829,830

	Total Bonds (Cost $122,044,452)	122,112,640

Number of Shares

	Common Stocks – 0.1%
	Basic Materials – 0.0%
825	Emerge Energy Services LP*	6,022
1,500	Fairmount Santrol Holdings, Inc.*	8,250
600	Hi-Crush Partners LP	7,260

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Basic Materials (Continued)
225	U.S. Silica Holdings, Inc.	$6,775
		28,307
	Communications – 0.1%
4,275	Cincinnati Bell, Inc.*	64,767

	Total Common Stocks (Cost $102,761)	93,074

Number of Contracts

	Purchased Options Contracts – 0.1%
	Put Options – 0.1%
	Equity – 0.1%
	Netflix, Inc.
37	Exercise Price: $200.00, Notional Amount: $740,000,
	Expiration Date: January 18, 2019	19,240
	Tesla, Inc.
	Exercise Price: $175.00, Notional Amount: $507,500,
29	Expiration Date: January 18, 2019	36,032
	Exercise Price: $230.00, Notional Amount: $529,000,
23	Expiration Date: September 21, 2018	34,328
	iShares 20+ Year Treasury Bond ETF
500	Exercise Price: $115.00, Notional Amount: $5,750,000,
	Expiration Date: June 15, 2018	19,750
	Uniti Group, Inc.
395	Exercise Price: $10.00, Notional Amount: $395,000,
	Expiration Date: August 17, 2018	5,925
		115,275
	Total Put Options (Cost $150,829)	115,275

	Total Purchased Options Contracts (Cost $150,829)	115,275

Number of Shares

	Short-Term Investments – 8.4%
10,487,137	Federated Treasury Obligations Fund - Institutional Class, 1.536%[10]	10,487,137
589,871	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 1.530%[10,11]	589,871

	Total Short-Term Investments (Cost $11,077,008)	11,077,008

	Total Investments – 105.5% (Cost $138,849,251)	138,968,380

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Value

Liabilities in Excess of Other Assets – (5.5)%	$(7,204,898)

Total Net Assets – 100.0%	$131,763,482

Principal Amount

	Securities Sold Short – (2.1)%
	Bonds – (2.0)%
	Corporate – (2.0)%
	Communications – (1.1)%
$(410,000)	Netflix, Inc. 4.875%, 4/15/2028[7]	(387,963)
(900,000)	Symantec Corp. 5.000%, 4/15/2025[2,7]	(905,911)
(250,000)	Windstream Services LLC / Windstream Finance Corp. 7.750%, 10/15/2020[2]	(215,625)
		(1,509,499)
	Financial – (0.5)%
(700,000)	Washington Prime Group LP 5.950%, 8/15/2024[2]	(657,829)

	Utilities – (0.4)%
(525,000)	Talen Energy Supply LLC 9.500%, 7/15/2022[2,7]	(500,398)

	Total Corporate (Proceeds $2,713,679)	(2,667,726)

	Total Bonds (Proceeds $2,713,679)	(2,667,726)

	Total Securities Sold Short (Proceeds $2,713,679)	$(2,667,726)

Number of Contracts

	WRITTEN Options Contracts – 0.0%
	Put Options – 0.0%
	Equity – 0.0%
	Tesla, Inc.
(23)	Exercise Price: $150.00, Notional Amount: $(345,000),
	Expiration Date: September 21, 2018	(9,718)

	Total Put Options (Proceeds $12,920)	(9,718)

	Total WRITTEN Options Contracts (Proceeds $12,920)	$(9,718)

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

*	Non-income producing security.
[1]	Floating rate security.
[2]	Callable.
[3]	Foreign security denominated in U.S. Dollars.
[4]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[5]	All or a portion of the loan is unfunded.
[6]	Denotes investments purchased on a when-issued or delayed delivery basis.
[7]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $116,869,657 which represents 88.7% of Net Assets.
[8]	Variable rate security.
[9]	Step rate security.
[10]	The rate is the annualized seven-day yield at period end.
[11]	All or a portion of this security is segregated as collateral for securities sold short.

See accompanying Notes to Schedule of Investments.

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

SWAP CONTRACTS
CREDIT DEFAULT SWAP CONTRACTS

Reference Entity	Rating(a) (Moody's/ S&P)	Pay/(b) Receive Fixed Rate	Fixed/Rate Frequency	Expiration Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Value
JP Morgan
Markit CMBX NA
BBB- CDSI Series 10 Index	BBB-	Receive	3%/Monthly	11/17/59	900,000	$(90,793)	$7,563	$(83,230)
BBB- CDSI Series 10 Index	BBB-	Receive	3%/Monthly	1/17/47	650,000	(58,882)	(774)	(59,656)
TOTAL CREDIT DEFAULT SWAP CONTRACTS						$(149,675)	$6,789	$(142,886)

(a)	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s and Standard & Poor’s (S&P) ratings are believed to be the most recent ratings available at April 30, 2018.
(b)	If Palmer Square Opportunistic Income Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument. If Palmer Square Opportunistic Income Fund is receiving a fixed rate, Palmer Square Opportunistic Income Fund acts as guarantor of the variable instrument.

See accompanying Notes to Schedule of Investments.

Palmer Square Opportunistic Income Fund

NOTES TO SCHEDULE OF INVESTMENTS

April 30, 2018 (Unaudited)

Note 1 – Organization

The Palmer Square Opportunistic Income Fund (the “Fund”) was organized as a Delaware statutory trust on May 1, 2014, and is registered as a non-diversified, closed-end investment company under the Investment Company Act of 1940, as amended. Shares of the Fund are being offered on a continuous basis (the “Shares”). The Fund commenced operations on August 29, 2014. The Fund had no operations prior to August 29, 2014 other than those relating to its organization and the sale of 5,000 shares of beneficial interest in the Fund at $20.00 per share to the Fund’s advisor, Palmer Square Capital Management LLC.

The Fund has an “interval fund” structure pursuant to which the Fund, subject to applicable law, has adopted a fundamental investment policy to make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at net asset value (“NAV”). Subject to the approval of the Fund’s Board of Trustees, the Fund will seek to conduct such quarterly repurchase offers typically for 10% of the Fund’s outstanding Shares at NAV. In connection with any repurchase offer, the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Repurchases may be oversubscribed, preventing shareholders from selling some or all of their tendered Shares back to the Fund. The Fund’s Shares are not listed on any securities exchange and there is no secondary trading market for its Shares.

The Fund’s investment objective is to seek a high level of current income. As a secondary objective, the Fund seeks long-term capital appreciation.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Palmer Square Opportunistic Income Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

April 30, 2018 (Unaudited)

(b) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Mortgage-Backed Securities

The Fund may invest in mortgage-backed securities ("MBS"), representing direct or indirect interests in pools of underlying residential or commercial mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government.

Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of residential or commercial mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but may contain some form of non-government credit enhancement.

Collateralized mortgage obligations ("CMO") are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

Palmer Square Opportunistic Income Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

April 30, 2018 (Unaudited)

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates.

(d) Swap Agreements and Swaptions

The Fund may enter into credit default swap agreements for investment purposes. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The Fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the Fund would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. The notional value will be used to segregate liquid assets for selling protection on credit default swaps. If the Fund were a buyer and no credit event occurs, the Fund would recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value. The use of swap agreements by the Fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the Fund's return.

The Fund may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Palmer Square Opportunistic Income Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

April 30, 2018 (Unaudited)

An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Fund may write (sell) and purchase put and call swaptions. The Fund may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. The Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in the Fund’s use of options.

Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

(e) Options Contracts

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(f) Futures Contracts

The Fund may use interest rate, foreign currency, index and other futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made.

Palmer Square Opportunistic Income Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

April 30, 2018 (Unaudited)

A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations.

(g) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(h) Credit Default Swap Contracts

The Fund may enter into credit default swap agreements to hedge credit and market risk and to gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the Fund, as the protection seller, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund, as the protection buyer, is recorded as an asset on the Fund’s books. Periodic payments received or paid by the Fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

Palmer Square Opportunistic Income Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

April 30, 2018 (Unaudited)

(i) Bank Loans

The Fund may purchase participations in commercial loans. Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Fund intends to invest may not be rated by any nationally recognized rating service.

Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. Commitment fees are processed as a reduction in cost.

In addition, the Fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all-times segregate or "earmark" liquid assets, in an amount sufficient to meet such commitments.

Note 3 – Federal Income Taxes

At April 30, 2018, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments, securities sold short and written options contracts for federal income tax purposes were as follows:

Cost of investments	$136,120,412

Gross unrealized appreciation	$724,733
Gross unrealized depreciation	(554,209)

Net unrealized appreciation on investments	$170,524

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Palmer Square Opportunistic Income Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

April 30, 2018 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2018, in valuing the Fund’s assets carried at fair value:

Assets	Level 1	Level 2	Level 3*	Total

Bank Loans	$—	$5,570,383	$—	$5,570,383
Bonds
Asset-Backed Securities	—	107,356,045	—	107,356,045
Commercial Mortgage-Backed Securities	—	2,183,532	—	2,183,532
Corporate**	—	10,743,233	—	10,743,233
Residential Mortgage-Backed Securities	—	1,829,830	—	1,829,830
Common Stock**	93,074	—	—	93,074
Purchased Options Contracts	115,275	—	—	115,275
Short-Term Investments	11,077,008	—	—	11,077,008
Total Investments	11,285,357	127,683,023	—	138,968,380
Other Financial Instruments***
Credit Default Swap Contracts	—	7,563	—	7,563
Total Assets	$11,285,357	$127,690,586	$—	$138,975,943

Palmer Square Opportunistic Income Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

April 30, 2018 (Unaudited)

Liabilities	Level 1	Level 2	Level 3	Level 4
Bonds
Corporate**	$—	$2,667,726	$—	$2,667,726
Written Options Contracts	9,718	—	—	9,718
Other Financial Instruments***
Credit Default Swap Contracts	—	774	—	774
Total Liabilities	$9,718	$2,668,500	$—	$2,678,218

*	The Fund did not hold any Level 3 securities at period end.
**	All corporate bonds held in the Fund are Level 2 securities and all common stocks held in the Fund are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.
***	Other financial instruments are derivative instruments, such as futures contracts and swap contracts. Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Palmer Square Opportunistic Income Fund

By:	/s/ Christopher D. Long
Title:	Christopher D. Long, President and Principal Executive Officer

Date:	06/29/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher D. Long
(Signature and Title)	Christopher D. Long, President and Principal Executive Officer

Date:	06/29/18

By:	/s/ Jeffrey D. Fox
(Signature and Title)	Jeffrey D. Fox, Treasurer and Principal Financial Officer

Date:	06/29/18